ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION
Schedule of major subsidiaries and consolidated VIEs (inclusive of the VIEs' subsidiaries)

	Date of		Percentage of
	incorporation or	Place of	direct or indirect
Name	acquisition	incorporation	economic ownership
Subsidiaries
Beike Group (Cayman) Limited	August 6, 2018	Cayman Island	100%
Beike Group (BVI) Limited	July 12, 2018	British Virgin Islands	100%
Sharehome HK International Limited	December 16, 2016	Hong Kong	100%
Beike (Tianjin) Investment Co., Ltd. (“Beike Tianjin”)	September 29, 2018	PRC	100%
Jinbei (Tianjin) Technology Co., Ltd. (“Jinbei Technology”)	August 22, 2018	PRC	100%
Beike Jinke (Tianjin) Technology Co., Ltd. (“Beike Jinke”)	October 30, 2018	PRC	100%
Lianjia (Tianjin) Enterprise Management Co., Ltd. (“Lianjia Enterprise Management”)	August 13, 2018	PRC	100%
Beijing Lianjia Zhidi Real Estate Brokerage Co., Ltd. (“Lianjia Zhidi”)	July 25, 2005	PRC	100%
Deyou Real Estate Agency Co., Ltd. (“Deyou Real Estate Agency”)	September 5, 2002	PRC	100%
Beike Zhaofang (Beijing) Technology Co., Ltd. (“Beike Zhaofang”)	August 3, 2015	PRC	100%
Beike Technology Co., Ltd.	June 28, 2017	PRC	100%
Consolidated VIEs
Beijing Lianjia Real Estate Brokerage Co., Ltd. (“Beijing Lianjia”)	September 30, 2001	PRC	100%
Beijing Yiju Taihe Technology Co., Ltd. (“Yiju Taihe”)	July 23, 2010	PRC	100%
Tianjin Xiaowu Information & Technology Co., Ltd. (“Tianjin Xiaowu”)	November 14, 2017	PRC	100%
Subsidiaries of VIEs
Beijing Zhongrongxin Financing Guarantee Co., Ltd.	November 10, 2006	PRC	100%
Beijing Ehomepay Technologies Co., Ltd.	August 8, 2013	PRC	100%

Schedule of financial positions of the businesses that currently constitute the VIE entities and the operation results for the years

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Cash and cash equivalents	1,082,388	2,465,384
Restricted cash	6,061,240	5,417,243
Short‑term investments	1,065,752	324,804
Short‑term financing receivables, net	953,840	640,419
Accounts receivable, net	92,123	25,186
Amounts due from and prepayments to related parties	533,988	336,223
Loan receivables from related parties	20,000	20,000
Prepayments, receivables and other assets	357,927	261,543
Amounts due from non‑VIE subsidiaries of the Group	2,603,884	2,805,071
Total current assets	12,771,142	12,295,873
Property and equipment, net	103,914	93,031
Right‑of‑use assets	45,609	13,522
Long‑term financing receivables, net	218,018	10,039
Long‑term investments, net	106,742	361,375
Intangible assets, net	48,452	40,754
Goodwill	7,522	7,522
Other non‑current assets	183,914	85,224
Total non‑current assets	714,171	611,467
Total assets	13,485,313	12,907,340
Accounts payable	139,103	61,836
Amounts due to related parties	1,537	142,723
Employee compensation and welfare payable	358,456	404,715
Customer deposits payable	5,380,491	3,407,217
Income taxes payable	146,119	37,308
Lease liabilities current portion	18,079	9,618
Short‑term funding debts	1,432,375	194,200
Contract liabilities	27,397	7,590
Accrued expenses and other current liabilities	416,197	197,900
Amounts due to non‑VIE subsidiaries of the Group	1,844,518	4,816,025
Total current liabilities	9,764,272	9,279,132
Deferred tax liabilities	7,700	4,483
Lease liabilities non‑current portion	25,475	3,416
Long‑term funding debts	15,000	—
Total non‑current liabilities	48,175	7,899
Total liabilities	9,812,447	9,287,031

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Total net revenues from third party	5,195,298	1,020,299	946,883
Total net revenues from non-VIE subsidiaries of the Group	1,598,553	187,299	184,717
Total net revenues	6,793,851	1,207,598	1,131,600
Net income (loss)	(187,538)	614,223	(52,557)
Net cash provided by (used in) operating activities	6,701,805	(2,192,335)	(1,604,900)
Net cash provided by (used in) investing activities	(698,934)	3,413,849	3,784,129
Net cash used in financing activities	(7,442,072)	(1,571,848)	(1,440,230)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,439,201)	(350,334)	738,999